As filed with the Securities and Exchange Commission on September 30, 2002
                                               Securities Act File No. 333-86186
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 2 [X]


                                ING MUTUAL FUNDS
                         (formerly Pilgrim Mutual Funds)
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

  It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on June 5, 2002 (SEC File No. 333-86186), and the definitive Statement of Additional Information filed on EDGAR on June 5, 2002 (SEC File No. 333-86186).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article 5.2 of the Registrant's Amended and Restated Declaration of Trust provides for the indemnification of Registrant's Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (A) Form of Certificate of Trust of Registrant - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (B) Form of Certificate of Amendment of Certificate of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (C) Form of Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (D) Form of Establishment of Additional Series - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (E) Form of Establishment of Additional Series- Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (F) Form of Amendment No. 2 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (G) Form of Amendment No. 3 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (H) Form of Amendment No. 4 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (I) Form of Amendment No. 5 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (J) Form of Amendment No. 6 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (K) Form of Amendment No. 7 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (L) Form of Amendment No. 8 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (M) Form of Amendment No. 9 to Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (N)  Form of Amendment No. 10 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.
     (O)  Form of Amendment No. 11 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.
     (P)  Form of Amendment No. 12 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.
     (Q)  Form of Amendment No. 13 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
     (R)  Form of Amendment No. 14 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.
     (S)  Form of Amendment No. 15 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.
     (T)  Form of Amendment No. 16 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.
     (U)  Form of Amendment No. 17 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

                                      C-2
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     (V)  Form of Amendment No. 18 to Amended and Restated  Declaration of Trust
          -  Filed  as  an  Exhibit  to  Post-Effective   Amendment  No.  48  to
          Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.
     (W)  Form of Amendment No. 19 to Amended and Restated  Declaration of Trust
          -  Filed  as  an  Exhibit  to  Post-Effective   Amendment  No.  63  to
          Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.
     (X)  Form of Amendment No. 20 to Amended and Restated  Declaration of Trust
          -  Filed  as  an  Exhibit  to  Post-Effective   Amendment  No.  63  to
          Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.
     (Y)  Form of Amendment No. 21 to Amended and Restated  Declaration of Trust
          -  Filed  as  an  Exhibit  to  Post-Effective   Amendment  No.  66  to
          Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.
     (Z) Form of Certificate of Amendment to Certificate of Trust - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
     (AA) Form of Amendment No. 22 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
     (BB) Form of Amendment No. 23 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (CC) Form of Amendment No. 24 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.
     (DD) Form of Amendment No. 25 to Amended and Restated  Declaration of Trust
          - Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.
     (EE) Form of Certificate of Amendment to Certificate of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (FF) Form of Amendment No. 26 to Registrant's Amended and Restated Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (GG) Form of Amendment No. 27 to Registrant's Amended and Restated Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (HH) Form of Amendment No. 28 to Registrant's Amended and Restated Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (II) Form of Amendment No. 29 to Registrant's Amended and Restated Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (JJ) Form of Amendment No. 30 to Registrant's Amended and Restated Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement and incorporated herein by reference.

(2) (A) Form of Amended Bylaws of Registrant - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

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
      (B) Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Mutual Funds, on behalf of ING Emerging Countries Fund, and ING Advisory Funds, Inc., on behalf of ING Asia-Pacific Equity Fund -- Filed as an Exhibit to Registrant's Form N-14 Registration Statement on April 12, 2002 and incorporated herein by reference.

(5)  Not Applicable

(6) (A) Form of Investment Management Agreement between the Registrant and ING Pilgrim Investments, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.
     (B) Form of Amended and Restated Investment Management Agreement between the Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (C) Form of Investment Management Agreement between the Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (D) Form of Investment Management Agreement between the Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (E) Form of Sub-Advisory Agreement between ING Pilgrim Investments, Inc. and Nicholas-Applegate Capital Management - Filed as an Exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.
     (F) Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (G) Form of Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities L.P. -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.

(7) (A) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc - Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on December 22, 2000 and incorporated herein by reference.
     (B) Form of Underwriting Agreement between Registrant and ING Funds Distributor, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.

(8)  Not Applicable

(9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (B) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.
     (C) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998
          - Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.
     (D) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (E) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (F) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (G) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to
          Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (H) Form of Custodian Agreement with Investors Fiduciary Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (I) Form of Amended Custody Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.
     (J) Form of Custodian and Investment Accounting Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (K) Form of Appendix C to Custodian Agreement with Brown Brothers Harriman & Co. -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.

(10) (A)  Form of Amended and Restated Service and Distribution Plan for Class A
          - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
     (B)  Form of Amended and Restated Service and Distribution Plan for Class B
          - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
     (C)  Form of Amended and Restated Service and Distribution Plan for Class C
          - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
     (D) Form of Amended and Restated Service Plan for Class Q - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (E) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (F) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (G) Form of Amendment to Amended and Restated Service and Distribution Plan for Class A - Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.
     (H) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.
     (I) Form of Amended and Restated Service and Distribution Plan for Class B -- Filed as an Exhibit to Post-Effective Amendment No. 84 to the Registrant's Form N-1A Registration Statement on July 31, 2001 and incorporated herein by reference.
     (J) Form of Amended and Restated Service and Distribution Plan for Class M Shares -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (K) Form of Service and Distribution Plan (Class A) -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (L)  Form  of  Distribution  Plan  (Class  A) --  Filed  as an  Exhibit  to
          Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (M) Form of Service and Distribution Plan (Class B) -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (N)  Form  of  Distribution  Plan  (Class  B) --  Filed  as an  Exhibit  to
          Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (O) Form of Service and Distribution Plan (Class C) -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (P)  Form  of  Distribution  Plan  (Class  C) --  Filed  as an  Exhibit  to
          Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (Q) Form of Shareholder Service Plan (Class Q) -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (R) Form of Shareholder Servicing Plan -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (S) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.
     (T) Form of Multiple Class Plan pursuant to Rule 18f-3-- Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.
     (U) Form of Multiple Class Plan Pursuant to Rule 18f-3 -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

     (V) Form of Multiple Class Plan Pursuant to Rule 18f-3 -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel - Filed as an Exhibit to Registrant's Form N-14 Registration Statement on April 12, 2002 and incorporated herein by reference.

(12) (A) Opinion of Counsel Supporting Tax Matters and Consequences -- filed herewith.
     (B)  Consent of Counsel -- filed herewith.

(13) (A) Form of Administration Agreement - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (B) Form of Amended and Restated Administration Agreement - Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.
     (C) Form of Amended and Restated Administration Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (D) Form of Administration Agreement between Registrant and ING Funds Services, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (E) Form of Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (F) Form of Amended and Restated Exhibit A to Agency Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (G) Form of Shareholder Service Agreement - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (H) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (I) Form of Recordkeeping Agreement - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
     (J) Form of Expense Limitation Agreement pertaining to Money Market Fund -- Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.
     (K) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Reserve Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.
     (L) Form of Amended and Restated Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Statement on January 4, 2000 and incorporated herein by reference.
     (M) Form of Amended Schedule A to the Expense Limitation Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Statement on October 1, 2001 and incorporated herein by reference.

     (N) Form of Amended and Restated Expense Limitation Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (O) Form of Expense Limitation Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (P) Form of Expense Limitation Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (Q) Form of Expense Limitation Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (R)  Form of Side Agreement to Expense Limitation Agreement  (International
          Fund) -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.
     (S) Form of Fund Accounting Agreement with Brown Brothers Harriman and Co. -- Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.
     (T) Form of Service Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 92 to Registrant's N-1A Registration Statement on September 23, 2002 and incorporated herein by reference.

(14) Consent   of   PricewaterhouseCoopers   LLP  --  Filed  as  an  Exhibit  to
     Post-Effective Amendment No. 2 to the Registrant's N-14 Registration Statement on June 5, 2002 and incorporated herein by reference.

(15) Not Applicable

(16) Powers  of  Attorney  - Filed  as an  Exhibit  to  Registrant's  Form  N-14
     Registration Statement on April 12, 2002 and incorporated herein by reference.

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 30th day of September, 2002.


                                      ING MUTUAL FUNDS


                                      By: /s/ Michael J. Roland
                                          --------------------------------------
                                          Michael J. Roland
                                          Executive Vice President and Principal
                                          Financial Officer

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                               TITLE                        DATE
---------                               -----                        ----

                                 Trustee and Chairman         September 30, 2002
-----------------------------
John G. Turner*

                                 President and Chief          September 30, 2002
-----------------------------    Executive Officer
James M. Hennessy*

/s/ Michael J. Roland            Executive Vice President     September 30, 2002
-----------------------------    and Principal Financial
Michael J. Roland                Officer

                                 Trustee                      September 30, 2002
-----------------------------
Paul S. Doherty*

                                 Trustee                      September 30, 2002
-----------------------------
J. Michael Earley*

                                 Trustee                      September 30, 2002
-----------------------------
R. Barbara Gitenstein*

                                 Trustee                      September 30, 2002
-----------------------------
R. Glenn Hilliard*

                                 Trustee                      September 30, 2002
-----------------------------
Walter H. May, Jr.*

                                 Trustee                      September 30, 2002
-----------------------------
Thomas J. McInerney*

                                 Trustee                      September 30, 2002
-----------------------------
Jock Patton*

                                 Trustee                      September 30, 2002
-----------------------------
David W.C. Putnam*

                                 Trustee                      September 30, 2002
-----------------------------
Blaine E. Rieke*

                                 Trustee                      September 30, 2002
-----------------------------
Roger B. Vincent*

                                 Trustee                      September 30, 2002
-----------------------------
Richard A. Wedemeyer*


*By: /s/ Michael J. Roland
     -----------------------------
     Michael J. Roland
     Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an Exhibit to the Registrant's Registration Statement on Form N-14 as filed on April 12, 2002, and incorporated herein by reference.

                                  EXHIBIT INDEX

(12)(A)           Opinion of Counsel Supporting Tax Matters and Consequences

(12)(B)           Consent of Counsel